Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Series A Non Voting Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Balances (in shares) at Dec. 31, 2019			1,163,000
Balances at Dec. 31, 2019	$ 60,081		$ 3	$ 255,142	$ 51	$ (195,115)
Issuance of common stock and pre-funded warrants in connection with public and at-the-market offerings, net of offering costs (in shares)			747,000
Issuance of common stock and pre-funded warrants in connection with public and at-the-market offerings, net of offering costs	153,572		$ 2	153,570
Issuance of common stock in connection with exercise of stock options (in shares)			5,000
Issuance of common stock in connection with exercise of stock options	490			490
Issuance of common stock in connection with employee stock purchase plan (in shares)			3,000
Issuance of common stock in connection with employee stock purchase plan	366			366
Stock-based compensation expense	6,256			6,256
Foreign currency translation adjustment	19				19
Unrealized gain (loss) on marketable securities	(59)				(59)
Net loss	(80,893)					(80,893)
Balances (in shares) at Dec. 31, 2020			1,918,000
Balances at Dec. 31, 2020	139,832		$ 5	415,824	11	(276,008)
Issuance of common stock in connection with exercise of stock options (in shares)			13,000
Issuance of common stock in connection with exercise of stock options	1,449			1,449
Issuance of common stock in connection with exercise of pre-funded warrants (in shares)			40
Issuance of common stock in connection with employee stock purchase plan (in shares)			3,000
Issuance of common stock in connection with employee stock purchase plan	454			454
Stock-based compensation expense	8,038			8,038
Foreign currency translation adjustment	(1)				(1)
Unrealized gain (loss) on marketable securities	(30)				(30)
Net loss	(65,801)					(65,801)
Ending balance (in shares) at Dec. 31, 2021		0
Ending balance at Dec. 31, 2021		$ 0
Balances (in shares) at Dec. 31, 2021			1,974,000
Balances at Dec. 31, 2021	83,941		$ 5	425,765	(20)	(341,809)
Issuance of common stock in connection with employee stock purchase plan (in shares)			3,000
Issuance of common stock in connection with employee stock purchase plan	184			184
Stock-based compensation expense	2,101			2,101
Foreign currency translation adjustment	(13)				(13)
Unrealized gain (loss) on marketable securities	(120)				(120)
Net loss	(24,436)					(24,436)
Ending balance (in shares) at Mar. 31, 2022		0
Ending balance at Mar. 31, 2022		$ 0
Balances (in shares) at Mar. 31, 2022			1,977,000
Balances at Mar. 31, 2022	61,657		$ 5	428,050	(153)	(366,245)
Balances (in shares) at Dec. 31, 2021			1,974,000
Balances at Dec. 31, 2021	83,941		$ 5	425,765	(20)	(341,809)
Beginning balance (in shares) at Dec. 31, 2021		0
Beginning balance at Dec. 31, 2021		$ 0
Foreign currency translation adjustment	(87)
Unrealized gain (loss) on marketable securities	(77)
Net loss	(64,993)
Ending balance (in shares) at Sep. 30, 2022		0
Ending balance at Sep. 30, 2022		$ 0
Balances (in shares) at Sep. 30, 2022			2,460,000
Balances at Sep. 30, 2022	67,555		$ 6	474,535	(184)	(406,802)
Balances (in shares) at Dec. 31, 2021			1,974,000
Balances at Dec. 31, 2021	$ 83,941		$ 5	425,765	(20)	(341,809)
Beginning balance (in shares) at Dec. 31, 2021		0
Beginning balance at Dec. 31, 2021		$ 0
Issuance of common stock in connection with exercise of stock options (in shares)	0
Issuance of common stock and pre-funded warrants in connection with registered direct offering, net of offering costs (in shares)			430,000
Issuance of common stock and pre-funded warrants in connection with registered direct offering, net of offering costs	$ 42,874		$ 1	42,873
Issuance of common stock in connection with exercise of pre-funded warrants (in shares)			204,000
Issuance of common stock in connection with employee stock purchase plan (in shares)			6,000
Issuance of common stock in connection with employee stock purchase plan	222			222
Stock-based compensation expense	7,111			7,111
Foreign currency translation adjustment	(35)				(35)
Unrealized gain (loss) on marketable securities	7				7
Net loss	(83,815)					(83,815)
Ending balance (in shares) at Dec. 31, 2022		0
Ending balance at Dec. 31, 2022		$ 0
Balances (in shares) at Dec. 31, 2022			2,614,000
Balances at Dec. 31, 2022	50,305		$ 6	475,971	(48)	(425,624)
Balances (in shares) at Mar. 31, 2022			1,977,000
Balances at Mar. 31, 2022	61,657		$ 5	428,050	(153)	(366,245)
Beginning balance (in shares) at Mar. 31, 2022		0
Beginning balance at Mar. 31, 2022		$ 0
Issuance of common stock in connection with exercise of pre-funded warrants (in shares)			40,000
Issuance of common stock and pre-funded warrants in connection with registered direct offering, net of offering costs (in shares)			430,000
Issuance of common stock and pre-funded warrants in connection with registered direct offering, net of offering costs	42,873		$ 1	42,872
Stock-based compensation expense	2,017			2,017
Foreign currency translation adjustment	(36)				(36)
Unrealized gain (loss) on marketable securities	(31)				(31)
Net loss	(22,323)					(22,323)
Ending balance (in shares) at Jun. 30, 2022		0
Ending balance at Jun. 30, 2022		$ 0
Balances (in shares) at Jun. 30, 2022			2,447,000
Balances at Jun. 30, 2022	84,157		$ 6	472,939	(220)	(388,568)
Issuance of common stock in connection with employee stock purchase plan (in shares)			3,000
Issuance of common stock in connection with employee stock purchase plan	38			38
Issuance of common stock in connection with exercise of pre-funded warrants	(8)			(8)
Issuance of common stock and pre-funded warrants in connection with registered direct offering, net of offering costs (in shares)			10,000
Stock-based compensation expense	1,566			1,566
Foreign currency translation adjustment	(38)				(38)
Unrealized gain (loss) on marketable securities	74				74
Net loss	(18,234)					(18,234)
Ending balance (in shares) at Sep. 30, 2022		0
Ending balance at Sep. 30, 2022		$ 0
Balances (in shares) at Sep. 30, 2022			2,460,000
Balances at Sep. 30, 2022	67,555		$ 6	474,535	(184)	(406,802)
Balances (in shares) at Dec. 31, 2022			2,614,000
Balances at Dec. 31, 2022	50,305		$ 6	475,971	(48)	(425,624)
Beginning balance (in shares) at Dec. 31, 2022		0
Beginning balance at Dec. 31, 2022		$ 0
Issuance of common stock in connection with employee stock purchase plan (in shares)			2,000
Issuance of common stock in connection with employee stock purchase plan	18			18
Stock-based compensation expense	1,709			1,709
Foreign currency translation adjustment	10				10
Unrealized gain (loss) on marketable securities	32				32
Net loss	(18,422)					(18,422)
Ending balance (in shares) at Mar. 31, 2023		0
Ending balance at Mar. 31, 2023		$ 0
Balances (in shares) at Mar. 31, 2023			2,616,000
Balances at Mar. 31, 2023	33,652		$ 6	477,698	(6)	(444,046)
Balances (in shares) at Dec. 31, 2022			2,614,000
Balances at Dec. 31, 2022	50,305		$ 6	475,971	(48)	(425,624)
Beginning balance (in shares) at Dec. 31, 2022		0
Beginning balance at Dec. 31, 2022		$ 0
Foreign currency translation adjustment	(1)
Unrealized gain (loss) on marketable securities	(83)
Net loss	(275,610)
Ending balance (in shares) at Sep. 30, 2023		1,086,339
Ending balance at Sep. 30, 2023		$ 387,105
Balances (in shares) at Sep. 30, 2023			4,049
Balances at Sep. 30, 2023	(245,402)		$ 7	455,957	(132)	(701,234)
Balances (in shares) at Mar. 31, 2023			2,616,000
Balances at Mar. 31, 2023	$ 33,652		$ 6	477,698	(6)	(444,046)
Beginning balance (in shares) at Mar. 31, 2023		0
Beginning balance at Mar. 31, 2023		$ 0
Issuance of Series A non-voting convertible preferred stock (in shares)	721,000
Issuance of Series A non-voting convertible preferred stock		$ 197,323
Issuance of common stock forward in connection with the asset acquisition of Spyre	$ 3,768			3,768
Issuance of common stock in connection with exercise of pre-funded warrants (in shares)			624,000
CVR distribution to common stockholders	(29,500)			(29,500)
Stock-based compensation expense	1,775			1,775
Foreign currency translation adjustment	18				18
Unrealized gain (loss) on marketable securities	(1)				(1)
Net loss	(217,081)					(217,081)
Ending balance (in shares) at Jun. 30, 2023		721,000
Ending balance at Jun. 30, 2023		$ 197,323
Balances (in shares) at Jun. 30, 2023			3,240,000
Balances at Jun. 30, 2023	$ (207,369)		$ 6	453,741	11	(661,127)
Issuance of Series A non-voting convertible preferred stock (in shares)	365,000
Issuance of Series A non-voting convertible preferred stock		189,741
Issuance of common stock in connection with exercise of stock options and employee stock purchase plan (in shares)			10,000
Issuance of common stock in connection with exercise of stock options and employee stock purchase plan	$ 105			105
Settlement of financing costs in connection with private placement of Series A non-voting convertible preferred stock		$ 41
Issuance of common stock in connection with the asset acquisition of Spyre and settlement of related forward contract (in shares)			518,000
Issuance of common stock in connection with the asset acquisition of Spyre and settlement of related forward contract			$ 1	(1)
Issuance of common stock in connection with exercise of pre-funded warrants (in shares)			281,000
Stock-based compensation expense	2,112			2,112
Foreign currency translation adjustment	(29)				(29)
Unrealized gain (loss) on marketable securities	(114)				(114)
Net loss	(40,107)					(40,107)
Ending balance (in shares) at Sep. 30, 2023		1,086,339
Ending balance at Sep. 30, 2023		$ 387,105
Balances (in shares) at Sep. 30, 2023			4,049
Balances at Sep. 30, 2023	$ (245,402)		$ 7	$ 455,957	$ (132)	$ (701,234)